CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Utilities	$ 8,441	$ 8,322	$ 7,019
Energy-related businesses	1,206	1,714	1,984
Total revenues	9,647	10,036	9,003
Utilities [Abstract]
Cost of natural gas	(1,290)	(1,866)	(2,012)
Cost of electric fuel and purchased power	(1,760)	(1,397)	(637)
Energy-related businesses [Abstract]
Cost of natural gas, electric fuel and purchased power	(481)	(746)	(1,046)
Other cost of sales	(159)	(137)	(88)
Litigation expense	(26)	(37)	(169)
Other operation and maintenance	(2,923)	(2,788)	(2,499)
Depreciation and amortization	(1,090)	(976)	(866)
Franchise fees and other taxes	(359)	(343)	(327)
Equity Earnings (Losses) [Abstract]
Rockies Express Pipeline LLC	(312)	43	43
RBS Sempra Commodities LLP		(24)	(314)
Income (Loss) from Other Equity Method Investments	(7)	(10)	(21)
Remeasurement of equity method investments		277
Other income (expense), net	172	130	140
Interest income	24	26	16
Interest expense	(493)	(465)	(436)
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	943	1,723	787
Income tax (expense) benefit	(59)	(394)	(133)
Equity earnings, net of income tax	36	52	49
Net income	920	1,381	703
Losses (earnings) attributable to noncontrolling interests	(55)	(42)	16
Preferred dividends of subsidiaries	(6)	(8)	(10)
Earnings	859	1,331	709
Basic earnings per common share:
Basic earnings per common share	$ 3.56	$ 5.55	$ 2.90
Basic earnings per common share, weighted-average number of shares outstanding (thousands)	241,347	239,720	244,736
Diluted earnings per common share:
Diluted earnings per common share	$ 3.48	$ 5.51	$ 2.86
Diluted earnings per common share, weighted-average number of shares outstanding (thousands)	246,693	241,523	247,942
Dividends declared per share of common stock	$ 2.40	$ 1.92	$ 1.56
San Diego Gas and Electric Company and Subsidiary [Member]
Utility operating revenues
Electric	3,226	2,830	2,535
Natural gas	468	543	514
Total utility operating revenues	3,694	3,373	3,049
Utility operating expenses
Utility cost of natural gas	151	226	217
Utility cost of electric fuel and purchased power	892	715	637
Utility operation and maintenance	1,154	1,072	987
Utility depreciation and amortization	490	422	381
Utility franchise fees and other taxes	198	183	170
Total utility operating expenses	2,885	2,618	2,392
Utility operating income	809	755	657
Equity Earnings (Losses) [Abstract]
Other income (expense), net	69	79	10
Interest expense	(173)	(142)	(136)
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	705	692	531
Income tax (expense) benefit	(190)	(237)	(173)
Net income	515	455	358
Losses (earnings) attributable to noncontrolling interests	(26)	(19)	16
Earnings	489	436	374
Preferred stock requirements	(5)	(5)	(5)
Earnings attributable to common shares	484	431	369
Southern California Gas Company [Member]
Utility operating revenues
Total utility operating revenues	3,282	3,816	3,822
Utility operating expenses
Utility cost of natural gas	1,074	1,568	1,699
Utility operation and maintenance	1,304	1,305	1,174
Utility depreciation and amortization	362	331	309
Utility franchise fees and other taxes	122	126	124
Total utility operating expenses	2,862	3,330	3,306
Utility operating income	420	486	516
Equity Earnings (Losses) [Abstract]
Other income (expense), net	17	13	12
Interest income		1	1
Interest expense	(68)	(69)	(66)
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	369	431	463
Income tax (expense) benefit	(79)	(143)	(176)
Net income	290	288	287
Earnings	290	288	287
Preferred stock requirements	(1)	(1)	(1)
Earnings attributable to common shares	$ 289	$ 287	$ 286